Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,260,000.00
Previously Paid Amount	0.00
Total Fee Amount	174.01
Total Offset Amount	0.00
Net Fee	174.01
Narrative - Max Aggregate Offering Price	$ 1,260,000.00
Final Prospectus	true